INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES
	Year ended December 31, 2021	Year ended December 31, 2020
Net loss before income tax	$38,350	35,848
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	10,356	9,679
Tax effect of:
Permanent differences and other	(2,166)	(2,041)
Investment in Treasury Metals	(3,878)	(1,916)
Investment in PC Gold	2,169
Obligation to distribute investments	-	(1,802)
Flow-though eligible expenditures	-	(1,240)
Difference in tax rates in foreign jurisdictions	-	(308)
Impact of disposal of subsidiaries	-	(10,358)
Flow-through share premium liability	-	641
Changes in unrecognized deferred tax assets	(6,481)	8,932
Income tax recovery (expense)	$-	1,587

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and the same taxation authority. No deferred tax asset has been recognized in respect to the losses and temporary differences below, as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

Recognized deferred income tax assets (liabilities) are comprised of:

	December 31, 2021	December 31, 2020
Non-capital loss carryforwards	$2,969	$5,384
Mineral properties	(2,379)	(3,073)
Mineral property investments	(590)	(2,311)
Total	$-	$-

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2021	December 31, 2020
Non-capital loss carryforwards	$50,144	$49,232
Investment in Treasury Metals	20,497	14,188
Investment in PC Gold	14,430	-
Investment in Big Ridge	694	-
Silver Stream derivative liability	8,927	5,882
Investment tax credits	5,209	5,119
Other	1,432	3,936
Undeducted financing costs	1,398	1,874
Property and equipment	986	807
Mineral properties	2,404	174
Capital loss carryforwards	16,267	82
Total	$122,388	$81,294

As at December 31, 2021, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $61,266,000 (2020 - $68,059,000) which expire between the years 2025 and 2040, unrecognized Canadian capital loss carryforwards of approximately $13,644,000 (2020 - $82,000) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,209,000 (2020 - $5,119,000) which expire between the years 2024 and 2033.